CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Transaction and processing service fees:
Merchant related services	$ 996.4	[1]		$ 977.4	[1]							$ 2,963.2	[1]	$ 2,885.3	[1]	$ 3,896.3	[2]	$ 3,692.8	[2]	$ 3,521.3	[2]
Check services	70.8			77.4								214.5		233.8		313.9		338.2		378.8
Card services	423.7	[1]		431.0	[1]							1,250.2	[1]	1,298.8	[1]	1,737.7		1,750.6		1,735.8
Other services	129.3			126.3								364.6		369.7		504.2		548.4		545.6
Product sales and other	215.5	[1]		217.5	[1]							622.8	[1]	637.9	[1]	866.7	[2]	852.1	[2]	809.3	[2]
Reimbursable debit network fees, postage and other	876.4			844.4								2,596.5		2,498.0		3,361.5		3,531.5		3,389.6
Total revenues	2,712.1		2,756.8	2,674.0		2,685.5	2,564.0	2,687.8	2,731.8	2,749.8	2,544.2	8,011.8		7,923.5		10,680.3		10,713.6		10,380.4
Expenses:
Cost of services (exclusive of items shown below)	708.6			729.0								2,119.2		2,137.8		2,863.5		2,888.4		3,023.3
Cost of products sold	80.9			80.1								246.9		251.3		336.3		369.6		375.2
Selling, general and administrative	463.6			467.9								1,420.1		1,373.3		1,825.4		1,693.7		1,579.7
Reimbursable debit network fees, postage and other	876.4			844.4								2,596.5		2,498.0		3,361.5		3,531.5		3,389.6
Depreciation and amortization	271.3			293.5								818.2		897.1		1,191.6		1,245.0		1,414.4
Other operating expenses:
Restructuring, net	7.8			7.2								46.0		24.1		23.1		46.4		72.0
Impairments														5.1		5.1				11.5
Litigation and regulatory settlements																		(2.5)		(2.0)
Total expenses	2,408.6		2,419.8	2,422.1		2,417.6	2,347.0	2,358.0	2,438.6	2,537.8	2,437.7	7,246.9		7,186.7		9,606.5		9,772.1		9,863.7
Operating profit	303.5		337.0	251.9		267.9	217.0	329.8	293.2	212.0	106.5	764.9		736.8		1,073.8		941.5		516.7
Interest income	2.7		2.5	2.1		1.7	2.5	2.5	1.6	1.9	1.9	8.0		6.3		8.8		7.9		7.8
Interest expense	(469.0)		(467.4)	(488.6)		(480.7)	(461.1)	(461.8)	(466.7)	(462.3)	(442.3)	(1,410.2)		(1,430.4)		(1,897.8)		(1,833.1)		(1,796.6)
Other income (expense)	(36.2)		(11.5)	(52.0)		(22.6)	(8.2)	56.4	95.4	(1.4)	(26.3)	(20.9)		(82.8)		(94.3)		124.1		(15.9)
Non-operating income (expense)	(502.5)			(538.5)								(1,423.1)		(1,506.9)		(1,983.3)		(1,701.1)		(1,804.7)
Loss before income taxes and equity earnings in affiliates	(199.0)		(139.4)	(286.6)		(233.7)	(249.8)	(73.1)	(76.5)	(249.8)	(360.2)	(658.2)		(770.1)		(909.5)		(759.6)		(1,288.0)
Income tax expense (benefit)	28.6		28.3	(69.4)		(74.7)	(108.2)	(15.1)	(18.9)	(88.1)	(148.0)	101.7		(252.3)		(224.0)		(270.1)		(323.8)
Equity earnings in affiliates	47.3		43.7	43.0		44.0	27.5	44.4	47.8	33.5	27.7	136.0		114.5		158.2		153.4		117.3
Net loss	(180.3)		(124.0)	(174.2)		(115.0)	(114.1)	(13.6)	(9.8)	(128.2)	(184.5)	(623.9)		(403.3)		(527.3)		(336.1)		(846.9)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	39.2		55.0	37.8		42.4	38.4	55.7	44.1	47.6	32.6	122.1		118.6		173.6		180.0		174.9
Net loss attributable to First Data Corporation	$ (219.5)		$ (179.0)	$ (212.0)		$ (157.4)	$ (152.5)	$ (69.3)	$ (53.9)	$ (175.8)	$ (217.1)	$ (746.0)		$ (521.9)		$ (700.9)		$ (516.1)		$ (1,021.8)

[1]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $40.3 million and $122.0 million for the three and nine months ended September 30, 2013, respectively, and $40.7 million and $119.4 million for the comparable periods in 2012.
[2]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $159.8 million, $146.0 million and $134.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.